Earnings/(Loss) per Unit (Tables)	12 Months Ended
Dec. 31, 2023
Earnings/(Loss) per Unit
Schedule of calculations of the basic and diluted earnings per common unit

	Year ended December 31,
	2023	2022	2021
Partnership’s Net income	$35,872	$54,010	$53,260
Less:
Net Income attributable to preferred unitholders	11,563	11,563	11,563
General Partner’s interest in Net Income	24	42	41
Net income/(loss) attributable to common unitholders	$24,285	$42,405	$41,656
Weighted average number of common units outstanding, basic and diluted	36,802,247	36,802,247	36,504,120
Earnings/ (Losses) per common unit, basic and diluted	$0.66	$1.15	$1.14